Fees Summary	Mar. 07, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $965,000.
Narrative - Max Aggregate Offering Price	$ 965,000